State Street Bank and Trust Company
Legal Administration
100 Huntington Avenue, Tower 2, 3rd Floor
Boston, MA 02116

April 17, 2015

VIA EDGAR

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549
Attention: Office of Filings, Information & Consumer Service

Re:	SA Funds - Investment Trust
SEC File No. 811-09195

Dear Sir or Madam:

Pursuant to Rule 497 under the Securities Act of 1933, as amended, please find the XBRL-coded version of prospectus disclosure for SA Global Fixed Income Fund, a series of the SA Funds – Investment Trust. The attached XBRL-coded prospectus disclosure is based on the disclosure found in the Rule 497 filing for the Registrant on April 6, 2015 to the Prospectus dated October 29, 2014.

If you have any questions, please contact me at (617) 662-1504.

Sincerely,

/s/ Brian Link
Brian Link
Vice President and Managing Counsel

cc:	Christopher D. Stanley, Esq.
Mark D. Perlow, Esq.